Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Unamortized debt discount current	$ 0	$ 0	$ 0
Unamortized debt discount (in Dollars)		$ 467	$ 467
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued	37,867,697	33,917,697	23,279,197
Common stock, shares outstanding	37,867,697	33,917,697	23,279,197
Preferred stock, shares outstanding	0	0	0
Previously Reported [Member]
Common stock, shares issued		33,917,697
Common stock, shares outstanding		33,917,697
Short Term Related Party [Member]
Unamortized debt discount current	$ 133	$ 133	$ 204
Short Term Related Party [Member] | Previously Reported [Member]
Unamortized debt discount current		$ 204